11. Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan

The following schedule summarizes the changes in the Company’s stock option plan during the three months ended March 31, 2014:

	Options Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share

Balance at December 31, 2013	37,150	$6.00 - 55.00	3.55 years	$–	$32.00
Options Granted	–
Options Exercised	–
Options Expired	–
Balance at March 31, 2014	37,150	$6.00 - 55.00	3.31 years	$–	$32.00

Exercisable March 31, 2014	37,150	$6.00 - 55.00	3.31 years	$–	$32.00
Exercisable December 31, 2013	37,150	$6.00 - 55.00	3.41 years	$–	$32.00

	Options Outstanding Number	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share

Balance at December 31, 2011	149,950	$18.00 - 55.00	4.47 years	$–	$43.00
Options Granted	11,050	$6.00 – 50.00	5.18 years		26.00
Options Exercised	–	–	-		–
Options Expired	(2,550)	$18.00 – 55.00	-		–
Balance at December 31, 2012	158,450	$6.00 – 55.00	3.55 years	$–	$42.00
Options Granted	41,000	$20.00 – 44.00	4.35 years		21.00
Options Exercised	–	–	-		–
Options Expired	(162,300)	$6.00 – 55.00	-		–
Balance at December 31, 2013	37,150	$6.00 – 55.00	3.55 years	$–	$32.00

Exercisable December 31, 2012	130,450	$6.00 – 55.00	2.81 years	$–	$41.00
Exercisable December 31, 2013	37,150	$6.00 – 55.00	3.41 years	$–	$32.00

Stock Options, Valuation Assumptions

Risk-free interest rate	.64% - .89%
Expected life in years	5
Dividend yield	0.0%
Expected volatility	59.15% - 67.62%

Risk-free interest rate	0.84%
Expected life in years	5
Dividend yield	0.0%
Expected volatility	69.09%